Commitment and contingencies	12 Months Ended
Mar. 31, 2024
Commitment And Contingencies
Commitment and contingencies

38. Commitment and contingencies

a) Capital and other commitments:

Contractual commitments for revenue expenditure* pending execution were INR Nil as at March 31, 2024 (INR 108,450 as at March 31, 2023). Contractual commitments for revenue expenditure are relating to advertisement services.

*Includes Advertisement and Debenture agreement with BCCL

● Contractual commitments for capital expenditure pending execution were INR 10,818 as at March 31, 2024 (INR Nil as at March 31, 2023). Contractual commitments for capital expenditure are relating to acquisition of computer software and websites, office equipment, furniture and fixtures.

b) Contingent liabilities

i) Claims not recognised as liability were INR 114,410 as at March 31, 2024 (INR 85,672 as at March 31, 2023).

These represents claim made by the customers due to service related issues, which are contested by the Company and are pending in various district consumer redressal forums in India. The management does not expect these claims to succeed and, accordingly, no provision has been recognised in the consolidated financial statements.

ii) INR 311,889 as at March 31, 2024 (INR 315,525 as at March 31, 2023), represents show cause cum demand notices raised by Service Tax authorities and GST authorities over subsidiaries in India. Based on the Group’s evaluation, it believes that is not probable that the demand will materialise and therefore no provision has been recognised.

iii) INR 286,860 as at March 31, 2024 (INR 1,268 as at March 31, 2023), represents show cause cum demand notices raised by Income Tax authorities over subsidiaries in India. Based on the Group’s evaluation, it believes that it is not probable that the demand will materialise and, therefore, no provision has been recognised.

c) Lease commitment -Group as lessee

As lessee, the Group’s obligation arising from non-cancellable leases are mainly related to lease arrangements for real estate.

There were no short term non-cancellable lease contract outstanding as at March 31, 2023 and March 31, 2024.

During the year ended March 31, 2024, INR 3,646 was recognized as rent expense under other operating expenses in statement of profit and loss in respect of short term leases (March 31, 2023: INR 1,832 and March 31, 2022: INR 2,330).

Yatra Online, Inc.

Notes to the consolidated financial statements

(Amount in INR thousands, except per share data and number of shares)